Warrants (Detail) - A summary of outstanding common stock warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Securities Into Which Warrants are Convertible
Warrants Outstanding	70,379,320	70,379,320
Warrants Subject to Anti-Dilution	8,577,389	8,577,389
Warrant A [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	56,173,248	56,173,248
Exercise Price (in Dollars per Item)	0.6200	0.6200
Expiration Date	May 2016	May 2016
Warrant B [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	4,487,656	4,487,656
Warrants Subject to Anti-Dilution	3,718,425	3,718,425
Exercise Price (in Dollars per Item)	0.7800	0.7800
Expiration Date	June and August 2014	June and August 2014
Warrant C [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	2,875,736	2,875,736
Warrants Subject to Anti-Dilution	2,774,050	2,774,050
Exercise Price (in Dollars per Item)	0.8400	0.8400
Expiration Date	December 2014 and January 2015	December 2014 and January 2015
Warrant D [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	2,265,071	2,265,071
Warrants Subject to Anti-Dilution	2,084,914	2,084,914
Exercise Price (in Dollars per Item)	0.8400	0.8400
Expiration Date	May 2013	May 2013
Warrant E [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	95,368	95,368
Exercise Price (in Dollars per Item)	1.4680	1.4680
Expiration Date	December 2015	December 2015
Warrant F [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	203,500	203,500
Exercise Price (in Dollars per Item)	1.5000	1.5000
Expiration Date	July 2015	July 2015
Warrant G [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	3,000,830	3,000,830
Exercise Price (in Dollars per Item)	1.5500	1.5500
Expiration Date	July 2015	July 2015
Warrant H [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	200,000	200,000
Exercise Price (in Dollars per Item)	3.0000	3.0000
Expiration Date	December 2014 and November 2015	December 2014 and November 2015
Subtotal [Member] | Common Stock [Member]
Securities Into Which Warrants are Convertible	Subtotal
Warrants Outstanding	69,301,409	69,301,409
Warrants Subject to Anti-Dilution	8,577,389	8,577,389
Warrant I [Member] | Series C CPS [Member]
Securities Into Which Warrants are Convertible	Series C CPS	Series C CPS
Warrants Outstanding	1,077,911	1,077,911
Exercise Price (in Dollars per Item)	2.3193	2.3193
Expiration Date	March 2014	March 2014